Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash
Schedule of cash

	December 31, 2022	December 31, 2021
Current accounts	86,759	142,787
Bank deposits	15	15
Total	86,774	142,802

Currency	December 31, 2022	December 31, 2021
United States Dollars	68,517	108,884
Euro	17,057	33,297
Russian Ruble	1,078	621
Armenian Dram	26	—
Kazakhstani tenge	96	—
Total	86,774	142,802